LONG-LIVED ASSETS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 sqm
LONG-LIVED ASSETS
Gross floor area leased (in square meters)	35,425
Annual lease payment	$ 1.6
Escalation rate (as a percent)	9.00%
Specified year from entering into lease from which escalation rate clause will be applicable	4 years
Security deposit required to be paid	$ 0.5
Advance notice period for termination of all or part of the lease	6 months